PROPERTY, MACHINERY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, MACHINERY AND EQUIPMENT

NOTE 5 – PROPERTY, MACHINERY AND EQUIPMENT

Property and equipment as of June 30, 2021 and December 31, 2020 is summarized as follows:

	June 30, 2021	December 31, 2020
Computer equipment	$23,784	$20,143
Furniture and fixtures	5,407	5,140
Machinery	104,102	—
Subtotal	133,293	25,283
Less accumulated depreciation	(21,395)	(18,741)
Property, machinery and equipment, net	$111,898	$6,542

Property, machinery and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. On May 20, 2021, the Company purchased a new cannabis extraction machine which is to be leased to a cannabis distributor and manufacturer called Lynwood-MCOA joint venture. This joint venture is between Cannabis Global Inc. and the Company and pertains to the licensed cannabis operations of Natural Plant Extract of California Inc. in the city of Lynwood, CA. The lease payments are scheduled to commence during the third quarter of 2021.

Depreciation expense was $2,653 and $3,328 for the six months ended June 30, 2021 and 2020, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2020 and 2019 is summarized as follows:

	2020	2019
Computer equipment	$20,143	$16,358
Furniture and fixtures	5,140	5,140
Subtotal	25,283	21,498
Less accumulated depreciation	(18,741)	(13,986)
Property and equipment, net	$6,542	$7,512

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $5,933 and $7,299 for the year ended December 31, 2020 and 2019.